Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	$ 783,014	$ 620,375	$ 1,115,109
Prepaid expenses	85,181	80,523	85,998
Prepaid expenses - Related Party	271,945	271,945	339,931
Total current assets	1,140,140	972,843	1,541,038
Property and equipment, net	194	242	5,804
Total assets	1,140,334	973,085	1,546,842
Current liabilities
Accounts payable and accrued expenses	432,330	260,149	322,078
Current notes payable, net of debt discount of $1,090,910 and $-0-, June 30, 2017 and December 31, 2016 respectively	2,109,090	1,200,000
Deferred compensation	141,667	41,667
Shares to be issued	1,823,077	1,823,077	1,823,077
Total current liabilities	4,506,164	3,324,893	2,145,155
Notes payable, net of debt discount of $2,116,059, $2,717,752 and $1,917,248, respectively	6,883,941	6,282,248	5,082,752
Total liabilities	11,390,105	9,607,141	7,227,907
Commitments and Contingencies
Stockholders' deficit
Preferred Stock, $0.001 par value per share; 20,000,000 shares authorized; none issued or outstanding at June 30, 2017, December 31, 2016 and 2015
Common stock, $0.001 par value per share; 100,000,000 shares authorized; 38,828,607 and 32,211,956 shares issued and outstanding at June 30, 2017, December 31, 2016 and 2015, respectively	38,829	38,829	32,212
Additional paid-in capital	38,865,042	38,271,173	20,201,567
Accumulated deficit	(49,153,642)	(46,944,058)	(25,914,844)
Total stockholders' deficit	(10,249,771)	(8,634,056)	(5,681,065)
Total liabilities and stockholders' deficit	$ 1,140,334	$ 973,085	$ 1,546,842